Upright Investments Trust

CERTIFICATION PURSUANT TO RULE 497(j)

The undersigned, on behalf of the Upright Investments Trust  (the “Registrant”) hereby certifies that the form of Prospectus and Statement of Additional Information, each dated January 28, 2008, that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant’s most recent post-effective amendment to its registration statement on Form N-1A.  The text of such amendment to the registration statement was filed electronically.

Dated 02/06/2008

Upright Investments Trust

By:

/S/David Y.S. Chiueh

David Y.S. Chiueh, Chief Executive Officer